Long-term Incentive Compensation Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Incentive Compensation Plan [Member]
Long-term incentive compensation plans
Aggregate value awards under combined incentive plans	$ 150.1	$ 159.9	$ 275.6
Long-term incentive compensation charge	151.4	654.3	207.9
One-time, non-cash long-term incentive compensation charge		509.1
Wealth Accumulation Plan [Member]
Long-term incentive compensation plans
Long-term incentive compensation charge	(0.5)	25.5	8.5
One-time, non-cash long-term incentive compensation charge		$ 24.8
Percentage of award that can be allocated to units, maximum (in hundredths)	50.00%